Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2014	Mar. 23, 2015	Jun. 30, 2014
Document and Entity Information
Entity Registrant Name	AJS Bancorp, Inc.
Entity Central Index Key	0001576336
Document Type	10-K
Document Period End Date	Dec. 31, 2014
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 22,947,797
Entity Common Stock, Shares Outstanding		2,198,463
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY